Related Party Transactions (Narrative) (Details)	12 Months Ended
	Apr. 30, 2024 CAD ($) Shares	Apr. 30, 2023 CAD ($) Shares
Disclosure of transactions between related parties [line items]
Director fees	$ 338,047	$ 324,550
Stock options granted | Shares	4,500,000	2,720,000
Officers and companies owned by company's officers [Member]
Disclosure of transactions between related parties [line items]
Salary and consulting fees	$ 2,698,461	$ 2,238,520
Company's directors [Member]
Disclosure of transactions between related parties [line items]
Director fees	338,047	324,550
Company with common directors [Member]
Disclosure of transactions between related parties [line items]
Rent expenses and administration expenses	675,000	600,000
Amounts payable to related party	$ 673,600	$ 0
Officers and directors [Member]
Disclosure of transactions between related parties [line items]
Stock options granted | Shares	3,165,000	2,075,000
Rent and administration expenses by related party	$ 475,000	$ 0